Trade and Other Receivables - Schedule of Gross Trade Receivables Aging Analysis (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [line items]
Trade receivables	$ 776.0	$ 748.7
1-30 Days [member]
Trade and other receivables [line items]
Trade receivables	355.6	403.1
31-60 Days [member]
Trade and other receivables [line items]
Trade receivables	228.7	182.4
61-90 Days [member]
Trade and other receivables [line items]
Trade receivables	63.8	53.9
91-120 Days [member]
Trade and other receivables [line items]
Trade receivables	43.2	29.1
121+ Days [member]
Trade and other receivables [line items]
Trade receivables	$ 84.7	$ 80.2